Equity-accounted investees - Disclosures Regarding Interests in Associates (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2025	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity-Accounted Investees [Line Items]
Dividends received				$ 7,168	$ 5,848	$ 9,328
Adionics Société
Equity-Accounted Investees [Line Items]
Payment to acquire investment in associates		$ 20,383
Proportion of ownership interest in associate, percentage		20.00%
SAS Adionics
Equity-Accounted Investees [Line Items]
Increase (decrease) through change in equity of subsidiaries, equity					18,756
Proportion of ownership interest in associate, percentage	20.00%
Abu Dhabi Fertilizer Industries WWL
Equity-Accounted Investees [Line Items]
Dividends received			$ 633	$ 0	$ 0	$ 633
Proportion of ownership interest in associate, percentage				37.00%